Losses per Share - 6K (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Earnings per Share [Abstract]
Net Earnings per Common Share
The calculation of net losses per common share is summarized below:
	Six month period ended June 30,
	2016	2015

Net loss	(11,859)	(2,056)

Weighted average common shares outstanding – basic and diluted	19,370,412	7,130,807
Net loss per common share – basic and diluted	$(0.61)	$(0.29)

The calculation of net earnings per common share is summarized below:
	For the years ended December 31
	2015	2014	2013
Basic:
Net (loss) / income	(8,956)	80,348	10,907

Weighted average common shares outstanding – basic	10,773,404	2,672,945	2,391,628
Net (loss) / income per common share – basic	$(0.83)	$30.06	$4.56

Diluted:
Net (loss) / income	(8,956)	80,348	10,907

Weighted average common shares outstanding – basic	10,773,404	2,672,945	2,391,628
Non-vested equity incentive shares	-	5	227
Weighted average common shares outstanding – diluted	10,773,404	2,672,950	2,391,885

Net (loss) / income per common share – diluted	$(0.83)	$30.06	$4.56

Potentially Dilutive Securities
As of June 30, 2016 and 2015, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS as mentioned above are:
	2016	2015
Non-vested equity incentive plan shares (Note 14)	144,000	-
Convertible promissory note shares (Note 3)	27,738,890	4,444,444
Total	27,882,890	4,444,444

As of December 31, 2015, 2014 and 2013, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS as mentioned above are:
	2015	2014	2013
Non-vested equity incentive plan shares (Note 15)	152,000	-	-
Convertible promissory note shares (Note 3)	17,294,444	-	-
Private shares under warrants (Note 12)	-	15,185	15,185
Total	17,446,444	15,185	15,185